Note 12 - Other Income and Other Expense (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Other Nonoperating Income, by Component [Table Text Block]
Other Income	2023	2022	2021

BOLI insurance	$483	$444	$517
Mortgage loan origination income	306	652	1,305
Other income	1,708	1,625	1,208

Total Other income	$2,497	$2,721	$3,030

Schedule of Other Nonoperating Expense, by Component [Table Text Block]
Other Expense	2023	2022	2021

Advertising	$566	$610	$573
Office supplies	1,020	1,016	1,007
Professional fees	1,137	1,144	1,039
FDIC and state assessment	934	830	879
Technology expense	438	441	520
Postage and freight	584	588	618
Loan collection expense	73	28	89
Other losses	524	442	295
Debit card/ATM expense	890	799	733
Other expenses	3,593	3,169	3,086

Total Other Expense	$9,759	$9,067	$8,839